TAXES BASED ON INCOME (Tables)	12 Months Ended
Dec. 28, 2013
TAXES BASED ON INCOME
Taxes based on Income (loss)

(In millions)	2013	2012	2011

Current:
U.S. federal tax	$1.9	$(18.7)	$(8.6)
State taxes	.3	(2.4)	(1.1)
International taxes	107.3	101.2	78.4

	109.5	80.1	68.7

Deferred:
U.S. federal tax	(11.2)	9.5	(6.8)
State taxes	1.3	(9.3)	(1.4)
International taxes	19.2	(.3)	11.0

	9.3	(.1)	2.8

Provision for income taxes	$118.8	$80.0	$71.5

The principal item accounting for the difference between taxes

(In millions)	2013	2012	2011

Computed tax at 35% of income before taxes	$127.1	$83.1	$74.5
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	2.4	1.1	(2.4)
Foreign earnings taxed at different rates (1)(2)	(14.7)	11.8	2.3
Valuation allowance	(4.3)	(23.6)	7.0
Corporate owned life insurance	(6.9)	(5.5)	(5.1)
U.S. federal research and development tax credits	(7.0)	–	(4.6)
Tax contingencies and audit settlements	23.1	9.4	2.9
Expiration of carryforward items	2.5	4.8	.4
Other items, net	(3.4)	(1.1)	(3.5)

Provision for income taxes	$118.8	$80.0	$71.5

(1)
Included foreign earnings taxed in the U.S., net of credits, for all years.
(2)
Included $12.1 million and $11.2 million of expense related to the accrual of U.S. taxes on certain foreign earnings for 2013 and 2012, respectively. For 2011, there was no such accrual.

Income (loss) from continuing operations before taxes from our U.S. and international operations

(In millions)	2013	2012	2011

U.S.	$(36.2)	$(125.7)	$(81.8)
International	399.3	363.3	295.0

Income from continuing operations before taxes	$363.1	$237.6	$213.2

Components of the temporary differences

(In millions)	2013	2012

Accrued expenses not currently deductible	$44.7	$80.3
Net operating losses	306.2	323.8	(1)
Tax credit carryforwards	129.2	118.0
Capital loss carryforward	–	6.0
Postretirement and postemployment benefits	100.8	107.9
Pension costs	95.7	146.1
Inventory reserves	8.6	12.1
Other assets	6.2	2.7
Valuation allowance	(59.0)	(69.3	) (1)

Total deferred tax assets (2)	632.4	727.6

Depreciation and amortization	(127.8)	(166.7)
Repatriation accrual	(52.9)	(20.3)
Foreign operating loss recapture	(136.5)	(136.5)
Other liabilities	(1.8)	(3.1	) (1)

Total deferred tax liabilities (2)	(319.0)	(326.6)

Total net deferred tax assets	$313.4	$401.0

(1)
The presentation for 2012 was revised to conform to the presentation shown for 2013. The revision was immaterial having no impact on total net deferred tax assets but resulted in a decrease of $33.4 million, $27.9 million, and $5.5 million in net operating losses, valuation allowance, and other liabilities, respectively.
(2)
Reflect gross amounts before jurisdictional netting of deferred tax assets and liabilities.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(In millions)	2013	2012

Balance at beginning of year	$121.6	$120.3
Additions based on tax positions related to the current year	20.1	15.7
Additions for tax positions of prior years	8.3	.6
Reductions for tax positions of prior years:
Changes in judgment	(4.0)	(5.6)
Settlements	(2.6)	(2.3)
Lapses and statute expirations	(6.2)	(4.4)
Changes due to translation of foreign currencies	–	(2.7)

Balance at end of year	$137.2	$121.6